Provisions (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amount under litigation considered as a possible loss	$ 430,567	$ 478,329
Legal Proceedings Contingent Liability Tax [Member]
IfrsStatementLineItems [Line Items]
Amount under litigation considered as a possible loss	110,165	133,038
Legal Proceedings Contingent Liability Labor [Member]
IfrsStatementLineItems [Line Items]
Amount under litigation considered as a possible loss	24,530	48,274
Legal Proceedings Contingent Liability Civil [Member]
IfrsStatementLineItems [Line Items]
Amount under litigation considered as a possible loss	17,821	12,823
Legal Proceedings Contingent Liability Environmental [Member]
IfrsStatementLineItems [Line Items]
Amount under litigation considered as a possible loss	106,799	124,773
Legal proceedings contingent liability [member]
IfrsStatementLineItems [Line Items]
Amount under litigation considered as a possible loss	$ 259,315	$ 318,908